Revenue - Schedule of Revenue Consists of Insurance Agency Commission Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Revenue [Abstract]
Revenue	¥ 365,267	$ 51,309	¥ 288,369